Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Temporary Differences
Mineral Property Interests	$ 3,667	$ 0
Equipment	888	1,664
Lease liability	215	0
Share issue costs	297	689
Marketable securitie	916	211
Allowable capital losses and other	87	257
Non-capital losses available for future period	13,067	12,048
Canada	12,653	10,772
USA	$ 414	$ 1,276
Mineral property interests, Expiry Date Range	No expiry date	No expiry date
Equipment, Expiry Date Range	No expiry date	No expiry date
Lease liability, Expiry Date Range	No expiry date	No expiry date
Share issue costs, Expiry Date Range	2044 to 2047	2043 to 2046
Marketable securities, Expiry Date Range	No expiry date	No expiry date
Allowable capital losses and other, Expiry Date Range	No expiry date	No expiry date
Non-capital losses available for future period, Canada Expiry Date Range	2030 to 2043	2030 to 2042
Non-capital losses available for future period, Expiry Date Range	See below	See below
Non-capital losses available for future period, USA Expiry Date Range	No expiry date	No expiry date